UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Investment Fund, L.P.
Address:  c/o Apollo Advisors, L.P.
          Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-4194

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Advisors, L.P.
Title:    General Partner of Reporting Manager
Name:     Apollo Capital Management, Inc.
Title:    General Partner of Apollo Advisors, L.P.
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Capital Management, Inc.
Phone:    310-201-4122
Signature, Place, and Date of Signing:

   By:  Apollo Advisors, L.P.             Los Angeles, CA   August 13, 2002
   By:  Apollo Capital Management, Inc.   Los Angeles, CA   August 13, 2002
   By:  Michael D. Weiner, Vice President Los Angeles, CA   August 13, 2002

Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-4216
 Name:                  Apollo Advisors, L.P.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.